JPMorgan Global Allocation Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
60% MSCI ACWI INDEX (Net Total Return) / 40% BLOOMBERG GLOBAL AGGREGATE EX CHINA INDEX-UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	5.79%	7.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	3.39%	6.20%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.09%	3.84%	6.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.95%	4.61%	6.95%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.63%	2.77%	5.53%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.98%	2.94%	5.03%